Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable
Schedule of summary of taxes payable

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000

VAT payable	5,122	2,335
Enterprise income taxes payable	140	—
Withholding individual income taxes for employees	34	65
Others	644	248
Total	5,940	2,648